Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Text Block [Abstract]
Short-term lease cost		$ 1,500
Variable lease cost	$ 76	$ 334
Weighted average remaining lease term	4 years	3 years 4 months 24 days
Weighted-average discount rate percentage	6.39%	5.92%
Operating lease liabilities	$ 1,000	$ 1,400
Right-of-use assets	$ 1,383	$ 583